LONG-TERM LOANS AND OTHER BORROWINGS - Other significant information relating to bank loans (Details) Rp in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Mar. 27, 2018 IDR (Rp)	Mar. 30, 2017 IDR (Rp)	Mar. 24, 2017 IDR (Rp)	Mar. 13, 2015 IDR (Rp)
Borrowings and other credit facilities
Drawn down	$ 2,459.0	Rp 35,364,000	Rp 12,169,000	Rp 7,479,000
BNI 2018 | Rupiah
Borrowings and other credit facilities
Total facility					Rp 182,000
Current period payment					8,000
BNI 2013 - 2018 | Rupiah
Borrowings and other credit facilities
Total facility					9,892,000
Current period payment					671,000
Bank Mandri 2016 - 2018 | Rupiah
Borrowings and other credit facilities
Total facility					8,750,000
Current period payment					4,035,000
Bank Mandri 2017 | Rupiah
Borrowings and other credit facilities
Total facility					845,000
BRI 2013 | Rupiah
Borrowings and other credit facilities
Total facility					103,000
Current period payment					17,000
BRI 2017 - 2018 | Rupiah
Borrowings and other credit facilities
Total facility					1,200,000
MUFG Bank 2015 - 2018 | Rupiah
Borrowings and other credit facilities
Total facility					3,950,000
Current period payment					194,000
MUFG Bank 2018 | USD
Borrowings and other credit facilities
Total facility					10
Syndication of Banks - 2015 | Rupiah
Borrowings and other credit facilities
Total facility					3,000,000
Current period payment					500,000
Syndication of Banks - 2018 | USD
Borrowings and other credit facilities
Total facility					90
Citibank - 2018 | Rupiah
Borrowings and other credit facilities
Total facility					1,000,000
BCA 2017 - 2018 | Rupiah
Borrowings and other credit facilities
Total facility					870,000
Current period payment					21,000
UOB Singapore - 2016 | USD
Borrowings and other credit facilities
Total facility					60
Sumitomo 2015 - 2017 | Rupiah
Borrowings and other credit facilities
Total facility					1,150,000
Current period payment					194,000
Bank CIMB Niaga - 2011 | Rupiah
Borrowings and other credit facilities
Total facility					78,000
Current period payment					8,000
Bank CIMB Niaga - 2017 | Rupiah
Borrowings and other credit facilities
Total facility					495,000
Current period payment					28,000
ANZ 2015 - 2017 | Rupiah
Borrowings and other credit facilities
Total facility					750,000
UOB - 2016 | Rupiah
Borrowings and other credit facilities
Total facility					500,000
Current period payment					71,000
DBS 2016 - 2017 | Rupiah
Borrowings and other credit facilities
Total facility					136,000
Current period payment					Rp 17,000
DBS 2016 - 2017 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)	9.17%				9.17%
DBS 2016 - 2017 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)	11.00%				11.00%
DBS 2017 | Rupiah
Borrowings and other credit facilities
Total facility					Rp 400,000
Current period payment					38,000
ICBC 2017 | Rupiah
Borrowings and other credit facilities
Total facility					272,000
Current period payment					45,000
Exim Bank of Malaysia Berhad - March 23 2016 | Malaysian ringgits
Borrowings and other credit facilities
Total facility					60
Current period payment					14
JBIC - Facility A
Borrowings and other credit facilities
Total facility | $	$ 18.8
JBIC - Facility A | USD
Borrowings and other credit facilities
Total facility					30
Current period payment					4
JBIC - Facility B
Borrowings and other credit facilities
Total facility | $	$ 12.5
JBIC - Facility B | USD
Borrowings and other credit facilities
Total facility					30
Current period payment					3
BNI - March 24, 2017
Borrowings and other credit facilities
Total facility								Rp 2,005,000
Unused facility					5,000
BNI - March 27, 2018
Borrowings and other credit facilities
Total facility						Rp 825,000
Unused facility					825,000
BRI - March 24, 2017
Borrowings and other credit facilities
Total facility								1,000,000
BRI - March 27, 2018
Borrowings and other credit facilities
Total facility						700,000
Unused facility					500,000
Bank Mandiri - March 24, 2017
Borrowings and other credit facilities
Total facility								Rp 1,500,000
Bank Mandiri - March 27, 2018
Borrowings and other credit facilities
Total facility						775,000
Unused facility					775,000
Syndication of banks - March 13, 2015
Borrowings and other credit facilities
Total facility									Rp 3,000,000
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 13, 2015 (Dayamitra)
Borrowings and other credit facilities
Total facility									750,000
Unused facility					82,500
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 30, 2017
Borrowings and other credit facilities
Total facility							Rp 400,000
Unused facility					79,000
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 27, 2018
Borrowings and other credit facilities
Total facility						Rp 800,000
Unused facility					0
Bank CIMB Niaga - March 30, 2017
Borrowings and other credit facilities
Total facility							495,000
Unused facility					20,000
Bank BCA Tbk - March 30 2017
Borrowings and other credit facilities
Total facility							850,000
Unused facility					564,000
PT Bank Sumitomo Mitsui Indonesia - March 13, 2015
Borrowings and other credit facilities
Total facility									750,000
Unused facility					82,500
PT Bank Sumitomo Mitsui Indonesia - March 30, 2017
Borrowings and other credit facilities
Total facility							400,000
Unused facility					79,000
Bank ANZ Indonesia - March 13, 2015
Borrowings and other credit facilities
Total facility									Rp 500,000
Unused facility					60,000
Bank ANZ Indonesia - March 13 2017
Borrowings and other credit facilities
Drawn down			Rp 200,000
PT Bank DBS Indonesia - March 30, 2017
Borrowings and other credit facilities
Total facility							Rp 850,000
Unused facility					Rp 420,000
Monthly Repayment of Interest | BNI 2018 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)	8.75%				8.75%
Monthly Repayment of Interest | BNI 2013 - 2018 | Rupiah
Borrowings and other credit facilities
Interest rate basis	1 month JIBOR	1 month JIBOR
Monthly Repayment of Interest | BNI 2013 - 2018 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.20%				2.20%
Monthly Repayment of Interest | BNI 2013 - 2018 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	3.00%				3.00%
Monthly Repayment of Interest | Bank Mandri 2016 - 2018 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)	8.50%				8.50%
Monthly Repayment of Interest | Bank Mandri 2016 - 2018 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)	8.75%				8.75%
Monthly Repayment of Interest | BRI 2013 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)	10.00%				10.00%
Monthly Repayment of Interest | UOB Singapore - 2016 | USD
Borrowings and other credit facilities
Interest rate basis	1 month LIBOR	1 month LIBOR
Interest rate adjustment (as a percent)	1.25%				1.25%
Monthly Repayment of Interest | Bank CIMB Niaga - 2011 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)	9.75%				9.75%
Monthly Repayment of Interest | Exim Bank of Malaysia Berhad - March 23 2016 | Malaysian ringgits
Borrowings and other credit facilities
Interest rate basis	ECOF	ECOF
Interest rate adjustment (as a percent)	1.89%				1.89%
Quarterly repayment of interest | BNI 2013 - 2018 | Rupiah
Borrowings and other credit facilities
Interest rate basis	3 months JIBOR	3 months JIBOR
Quarterly repayment of interest | BNI 2013 - 2018 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%				1.50%
Quarterly repayment of interest | BNI 2013 - 2018 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.50%				2.50%
Quarterly repayment of interest | Bank Mandri 2016 - 2018 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)	9.00%				9.00%
Quarterly repayment of interest | Bank Mandri 2016 - 2018 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)	9.50%				9.50%
Quarterly repayment of interest | Bank Mandri 2017 | Rupiah
Borrowings and other credit facilities
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)	1.85%				1.85%
Quarterly repayment of interest | BRI 2017 - 2018 | Rupiah
Borrowings and other credit facilities
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)	1.85%				1.85%
Quarterly repayment of interest | MUFG Bank 2015 - 2018 | Rupiah
Borrowings and other credit facilities
Interest rate basis	3 months JIBOR	3 months JIBOR
Quarterly repayment of interest | MUFG Bank 2015 - 2018 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.43%				1.43%
Quarterly repayment of interest | MUFG Bank 2015 - 2018 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.25%				2.25%
Quarterly repayment of interest | MUFG Bank 2018 | USD
Borrowings and other credit facilities
Interest rate (as a percent)	1.25%				1.25%
Interest rate basis	3 months LIBOR	3 months LIBOR
Quarterly repayment of interest | Syndication of Banks - 2015 | Rupiah
Borrowings and other credit facilities
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)	2.00%				2.00%
Quarterly repayment of interest | Citibank - 2018 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)	8.50%				8.50%
Quarterly repayment of interest | BCA 2017 - 2018 | Rupiah
Borrowings and other credit facilities
Interest rate basis	3 months JIBOR	3 months JIBOR
Quarterly repayment of interest | BCA 2017 - 2018 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%				1.50%
Quarterly repayment of interest | BCA 2017 - 2018 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.85%				1.85%
Quarterly repayment of interest | Sumitomo 2015 - 2017 | Rupiah
Borrowings and other credit facilities
Interest rate basis	3 months JIBOR	3 months JIBOR
Quarterly repayment of interest | Sumitomo 2015 - 2017 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%				1.50%
Quarterly repayment of interest | Sumitomo 2015 - 2017 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.15%				2.15%
Quarterly repayment of interest | Bank CIMB Niaga - 2017 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)	1.50%				1.50%
Interest rate basis	3 months JIBOR	3 months JIBOR
Quarterly repayment of interest | ANZ 2015 - 2017 | Rupiah
Borrowings and other credit facilities
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)	2.00%				2.00%
Quarterly repayment of interest | UOB - 2016 | Rupiah
Borrowings and other credit facilities
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)	2.20%				2.20%
Quarterly repayment of interest | DBS 2017 | Rupiah
Borrowings and other credit facilities
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)	1.50%				1.50%
Quarterly repayment of interest | ICBC 2017 | Rupiah
Borrowings and other credit facilities
Interest rate basis	3 months JIBOR	3 months JIBOR
Interest rate adjustment (as a percent)	2.36%				2.36%
Repayment of Interest, Semi Annually | Syndication of Banks - 2018 | USD
Borrowings and other credit facilities
Interest rate basis	3 months LIBOR	3 months LIBOR
Interest rate adjustment (as a percent)	1.25%				1.25%
Repayment of Interest, Semi Annually | JBIC - Facility A | USD
Borrowings and other credit facilities
Interest rate (as a percent)	2.18%				2.18%
Repayment of Interest, Semi Annually | JBIC - Facility B | USD
Borrowings and other credit facilities
Interest rate basis	6 months LIBOR	6 months LIBOR
Interest rate adjustment (as a percent)	1.20%				1.20%